Derivatives	6 Months Ended
Jun. 30, 2022
Derivatives.
Derivatives

Note 6. Derivatives

Derivatives by category

	June 30, 2022			December 31, 2021
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,067	6,503	418,806	3,192	9,464	361,160
Currency-related contracts	12,269	2,785	166,739	5,218	3,518	157,362
Equity-related contracts	2	3,872	13,818	2	895	9,801
Contracts related to commodities, credit risk, etc.	72	846	9,192	7	852	3,521
Total derivatives	14,410	14,006	608,555	8,419	14,729	531,844

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchangerelated contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.